Intangible Assets - Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets (Detail) - Remaining weighted average [member]	12 Months Ended
Mar. 31, 2024
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	98 months
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	51 months
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	24 months
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	23 months
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	12 months
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	27 months